Document and Entity Information	Mar. 21, 2025
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 21, 2025
Entity File Number	001-37527
Entity Registrant Name	XCEL BRANDS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	76-0307819
Entity Address, Address Line One	550 Seventh Avenue
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	347
Local Phone Number	727-2474
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	XELB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001083220
Current Fiscal Year End Date	--12-31
Amendment Flag	false